Notes Payable, Stockholders (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Notes Payable, Stockholders (Textual)
Accrued interest on unsecured promissory note	$ 483,442
ZETA ACQUISITION CORP. II [Member]
Notes Payable, Stockholders (Textual)
Proceeds from issuance of unsecured promissory note	$ 10,000	$ 35,000	$ 15,000	$ 25,000	$ 25,000	$ 35,000	$ 25,000
Interest rate on unsecured promissory note	6.00%
Accrued interest on unsecured promissory note	$ 42,378	$ 32,436